Document and Entity Information	Oct. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001474464
Document Type	8-K
Document Period End Date	Oct. 04, 2021
Entity Registrant Name	NEW YORK REIT LIQUIDATING LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-36416
Entity Tax Identification Number	83-2426528
Entity Address, Address Line One	2 Liberty Square
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(617)
Local Phone Number	570-4750
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false